Income Taxes, Note: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets
	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	34,033	12,803
Valuation allowance	(34,033)	(12,803)
Total deferred tax assets	$--	$--